CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Parenthetical) (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	430,738,131	374,464,476
Ordinary shares, shares outstanding (in shares)	430,738,131	374,464,476
Parent
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	430,738,131	374,464,476
Ordinary shares, shares outstanding (in shares)	430,738,131	374,464,476